Investments in associates and joint ventures - Financial information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associate and joint ventures
Non-current assets	$ 73,890	$ 79,119	$ 47,185
Current assets	22,593	26,244	19,544
Total liabilities	(59,425)	(66,076)	(51,091)
Current liabilities	(26,293)	(22,594)	(20,307)
Net assets	37,058	39,287	15,638
Amount attributable to AstraZeneca	91	65	38
Exchange adjustments	(15)	4	1
Carrying value of investments in associates and joint ventures	76	69	39	$ 58
All entity's associates and joint ventures
Disclosure of associate and joint ventures
Non-current assets	290	215	324
Current assets	300	506	552
Total liabilities	(72)	(99)	(105)
Net assets	$ 518	$ 622	$ 771